Shareholder Report, Holdings (Details)	Oct. 31, 2025
Unrestricted Series
Holdings [Line Items]
Percent of Total Investments	100.00%
Unrestricted Series | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.56%
Unrestricted Series | Building & Related Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.19%
Unrestricted Series | Commercial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.84%
Unrestricted Series | Computers – Hardware Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.99%
Unrestricted Series | Computers – Networking Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.41%
Unrestricted Series | Computers – Software Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.52%
Unrestricted Series | Consumer Nondurables Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.44%
Unrestricted Series | Electrical Equipment Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.46%
Unrestricted Series | Electronics Components [Member]
Holdings [Line Items]
Percent of Total Investments	2.86%
Unrestricted Series | Foods & Beverages Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.96%
Unrestricted Series | Industrial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Unrestricted Series | Insurance Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.22%
Unrestricted Series | Leisure & Recreational Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.62%
Unrestricted Series | Machinery Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.57%
Unrestricted Series | Media Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.01%
Unrestricted Series | Medical Products & Supplies Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.55%
Unrestricted Series | Oil & Related Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.44%
Unrestricted Series | Real Estate & Related Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.62%
Unrestricted Series | Restaurants Food Service Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.46%
Unrestricted Series | Retail General Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.94%
Unrestricted Series | Retail Specialty Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.36%
Unrestricted Series | Semiconductors Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.99%
Unrestricted Series | Steel Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.54%
Unrestricted Series | Telecommunications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.02%
Unrestricted Series | Tobacco Products Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.61%
Unrestricted Series | Utilities Natural Resources Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.51%
Unrestricted Series | Money Market Fund Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.39%
Unrestricted Series | Schwab Bank Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.32%
Greater Western New York Series
Holdings [Line Items]
Percent of Total Investments	100.00%
Greater Western New York Series | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.29%
Greater Western New York Series | Commercial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.29%
Greater Western New York Series | Computers – Software Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.27%
Greater Western New York Series | Consumer Nondurables Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.31%
Greater Western New York Series | Electrical Equipment Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.97%
Greater Western New York Series | Foods & Beverages Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.03%
Greater Western New York Series | Machinery Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.78%
Greater Western New York Series | Medical Products & Supplies Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.37%
Greater Western New York Series | Real Estate & Related Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Greater Western New York Series | Restaurants Food Service Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.36%
Greater Western New York Series | Retail Specialty Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.35%
Greater Western New York Series | Steel Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Greater Western New York Series | Telecommunications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Greater Western New York Series | Utilities Natural Resources Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.49%
Greater Western New York Series | Money Market Fund Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.91%
Greater Western New York Series | Schwab Bank Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.44%
Greater Western New York Series | Airlines Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.92%
Greater Western New York Series | Automotive Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.96%
Greater Western New York Series | Banking & Finance Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.18%
Greater Western New York Series | Broadcasting Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.05%
Greater Western New York Series | Electronics Components Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.49%
Greater Western New York Series | Environmental Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.21%
Greater Western New York Series | Instruments Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.16%
Greater Western New York Series | Metal Fabrication & Hardware Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.51%
Greater Western New York Series | Office Equipment Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.16%